Related party transactions - Related party balance sheet (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 vessel	Aug. 31, 2021 vessel
Liabilities [abstract]
Number of vessels | vessel	1
Product tanker
Liabilities [abstract]
Number of vessels | vessel		0	0	9
Other related parties
Assets
Accounts receivable and prepaid expenses	$ 201,348	$ 241,347
Scorpio Pools
Liabilities [abstract]
Working capital repayment period upon vessel's exit from each pool	6 months
Scorpio Pools | Other related parties
Assets
Accounts receivable and prepaid expenses	$ 201,340	236,389
Other assets (pool working capital contributions)	51,411	53,161
Liabilities [abstract]
Accounts payable and accrued expenses	626	10,090
Prepaid vessel operating expenses - SSM | Other related parties
Assets
Prepaid expenses (SSM)	5,522	5,450
Liabilities [abstract]
Accounts payable and accrued expenses	2,468	823
Prepaid expense - SCM | Other related parties
Assets
Current prepaid expenses	28	84
Liabilities [abstract]
Accounts payable and accrued expenses	316	540
Amounts due to related party port agents | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	1,368	955
Scorpio Services Holding Limited (SSH) | Other related parties
Assets
Accounts receivable and prepaid expenses	7	4,976
Receivables due from related parties	10	4,976
Liabilities [abstract]
Accounts payable and accrued expenses	284	287
Scorpio Handymax Tanker Pool Limited | Other related parties
Assets
Accounts receivable and prepaid expenses	3,532	7,149
Other assets (pool working capital contributions)	5,661	5,661
Scorpio MR Pool Limited | Other related parties
Assets
Accounts receivable and prepaid expenses	118,717	115,092
Other assets (pool working capital contributions)	21,200	22,000
Prepaid expense - related party port agent | Other related parties
Assets
Current prepaid expenses	2	98
Amounts due to a related party bunker supplier | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	$ 95	$ 2,380